UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.
(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)
LENOIR, NC 28645
(Address of principal executive offices) (Zip code)

CAROL FRYE
BMC FUND, INC.
P. O. BOX 500
LENOIR, NC 28645
(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end:  October 31, 2011

Date of reporting period:  April 30, 2011

Item 1.  Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND
SUPPLEMENTARY INFORMATION
(UNAUDITED)

Six Months Ended April 30, 2011

BMC FUND, INC.

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2011, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (“RIC”) on April 1, 1981.  During the six months ended April 30, 2011, the Company paid the following dividends per share:

December 10, 2010 to shareholders of record November 25, 2010	$0.25
March 10, 2011 to shareholders of record February 25, 2011	0.25

Total	$0.50

The attached Schedule of Investments is a listing of the entire Company’s diversified securities at April 30, 2011, with a total market value of $114,718,450.

Paul H. Broyhill, Chief Executive Officer

M. Hunt Broyhill, President

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2011

ASSETS AT MARKET VALUE:
Investment securities (cost - $107,185,044)	$114,718,450
Cash and short-term investments	91,594
Receivables, accrued interest and dividends	177,218
Other assets	64,868

Total assets	115,052,130

LIABILITIES:
Call options written, at fair value (premiums received $745,200)	464,090
Accounts payable and accrued expenses	27,157
Accounts payable to affiliates	52,469

Total liabilities	543,716

NET ASSETS AT APRIL 30 2011 - EQUIVALENT TO $23.21 PER SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$114,508,414

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares; outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	76,728,588
Undistributed net investment income	464,537
Realized losses on investments	(360,344)
Undistributed nontaxable gain	5,194,714
Unrealized appreciation of investments	7,814,514

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$114,508,414

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended April 30, 2011

INVESTMENT INCOME:
Income:
Interest - fixed income	$115,142
Other interest and dividends	1,850,733
Equity in earnings of wholly-owned subsidiary	(670)

Total income	1,965,205

Expenses:
Legal and professional fees	30,988
Directors' fees (Note 7)	30,500
Investment expense	801
Salaries	331,533
Property and liability insurance	25,973
Depreciation expense	2,086
Taxes and licenses	45,122
Rent	12,285
Office supplies and expense	28,003
Dues and subscriptions	28,625
Travel and entertainment	4,784

Total expenses	540,700

Investment income, net	1,424,505

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain (loss) from investments sold	(360,344)
Change in unrealized appreciation of investments for the period	5,335,118

Net gain on investments	4,974,774

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,399,279

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
Six Months Ended April 30, 2011 and 2010

	2011	2010

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,424,505	$1,166,655
Realized gains (losses) from investment securities sold	(360,344)	(864,938)
Change in unrealized appreciation (depreciation) of investments for the year	5,335,118	6,175,150

Net increase (decrease) in net assets resulting from operations	6,399,279	6,476,867

Distributions to shareholders from:
Net realized gain on investment securities	(143,667)	-
Net investment income	(1,339,120)	(1,011,133)
Retained earnings prior to becoming an investment company	(983,853)	(1,208,843)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,932,639	4,256,891

NET ASSETS AT BEGINNING OF PERIOD	110,575,775	104,602,689

NET ASSETS AT END OF PERIOD (Including
undistributed net investment income: 2011 - $464,537, 2010 - $533,066)	$114,508,414	$108,859,580

See accompanying notes to financial statements.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2011 (Unaudited)

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended.  Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation.  The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles for investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.      Investment Valuations – The investment securities are stated at market value as determined by closing prices on national securities exchanges.  Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

The carrying value of the investment in the wholly owned subsidiary is based on independent appraisals and internal assessments of the fair market values of the subsidiary’s underlying investments.  Equity in earnings of the wholly owned subsidiary in the statement of operations represents the current year earnings of the subsidiary accounted for using the equity method.

B.      Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed.  Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

For the six months ended April 30, 2011, the Company purchased and sold securities in the amount of $30,913,423 and $23,174,073 (excluding short-term investments and options), respectively.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2011 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

C.      Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company.  The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

D.      Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses.  Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2006 and thereafter are subject to possible future examinations by tax authorities.

E.      Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F.      Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash.  Short-term money market investments managed by third party investors are included in investment securities.

G.      Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2011 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

H.      Fair Value Measurements – The Company applies a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Company’s investments as of the reporting period end.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.  These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Company’s investments as of April 30, 2011.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$2,404,511	$-	$-	$2,404,511
Mutual Funds
Bond Mutual Funds	20,040,036	-	-	20,040,036
Stock Mutual Funds	18,267,658	-	-	18,267,658
Other Investments
Limited Partnerships	-	-	15,593,671	15,593,671
Common Stocks
Common Stocks – Publicly Traded	42,979,610	-	-	42,979,610
Call Options	(182,345)	-	-	(182,345)
Put Options	(206,405)	-	-	(206,405)
Preferred Stocks	492,325	-	-	492,325
Short-term Investments	14,865,299	-	-	14,865,299
Total Investments	$98,660,689	$-	$15,593,671	$114,254,360

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2011 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES (Continued)

The table below presents a reconciliation for the quarter ended April 30, 2011, for all Level 3 assets that are measured at fair value on a recurring basis.

			Realized &		Net
	Balance	Accrued	Unrealized	Net	Transfers	Balance
	as of	Discounts/	Gains &	Purchases/	in (out of)	as of
Level 3 Assets	10/31/2010	Premiums	Losses	Sales	Level 3	4/30/2011
Limited Partnerships	$13,312,408	$-	$237,235	$2,044,028	$-	$15,593,671
Common Stocks
Common Stocks - Affiliate	63,831	-	(670)	-	(63,161)	-
Total Investments	$13,376,239	$-	$236,565	$2,044,028	$(63,161)	$15,593,671

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS
(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as April 30, 2011, were as follows:

Gross appreciation (excess of value over tax cost)	$16,773,774
Gross depreciation (excess of tax cost over value)	(9,240,368)
Net unrealized appreciation	$7,533,406
Cost of investments for income tax purposes	$107,185,044

4.	CALL OPTIONS WRITTEN

As of April 30, 2011, portfolio securities valued at $10,195,710 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the six months ended April 30, 2011 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2010	500	$46,566
Options written	1,299	218,426
Options terminated in closing purchase transactions	(135)	(20,231)
Options expired	(398)	(47,671)
Options exercised	(192)	(20,403)
Options outstanding at April 30, 2011	1,074	$176,687

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2011 (Unaudited)

5.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.  The character of distributions made during the six months from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

On December 10, 2010, a distribution of $0.25 per share was paid to shareholders of record on November 25, 2010.

On March 10, 2011, a distribution of $0.25 was paid to shareholders of record on February 25, 2011.

The tax character of distributions paid for the six months ended April 30, 2011 is as follows:

Distributions paid from:
Ordinary income	$1,482,787
Retained earnings prior to becoming an investment company	983,853
Total	$2,466,640

The tax components of distributable earnings are determined in accordance with income tax regulations, which may differ from composition of net assets reported under accounting principles generally accepted.  The difference for the period ended April 30, 2011 reflects $464,537 of undistributed net investment income under generally accepted accounting principles.

6.	LINE OF CREDIT

On April 22, 2010 (renewed April 21, 2011), the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $3,500,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings is at the one month LIBOR market index rate plus 150 basis points, with a floor of 3.00 percent. The Company will pay a commitment fee of 35 basis points on any unused balance. As of April 30, 2011, the Company had no borrowings from this line of credit, which expires on April 21, 2013.

7.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board.  The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 cash for each meeting attended by telephone.  Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting.  In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2011 (Unaudited)

8.	RELATED PARTIES

The Company leases office space from Broyhill Investments, Inc., which is controlled by Paul H. Broyhill and M. Hunt Broyhill, both officers of BMC Fund, Inc.  The expense associated with this related party lease for the six months ended April 30, 2011 amounted to $12,285.  Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services.  This service is provided at no cost to the Company.  All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company.  The outstanding payable related to these transactions at April 30, 2011 was $52,469.

9.	IMPAIRED SECURITIES

Selected securities at the end of the six months have significant investment impairment issues.  These selected securities have an aggregate cost basis of $7,951,731 and have been assigned no value at April 30, 2011.

10.	SUPPLEMENTAL PROXY INFORMATION AND 2011 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on March 5, 2011 at the Company’s offices in Lenoir, North Carolina.  The meeting was held for the following purposes:

1.  To elect the following 12 directors to serve as follows:

Director	Term	Expiring

James T. Broyhill	1 year	2012
M. Hunt Broyhill	1 year	2012
Paul H. Broyhill	1 year	2012
R. Donald Farmer	1 year	2012
Robert G. Fox, Jr.	1 year	2012
Jan E. Gordon	1 year	2012
Gene A. Hoots1	1 year	2012
Brent B. Kincaid	1 year	2012
Michael G. Landry2	1 year	2012
John S. Little	1 year	2012
L. Glenn Orr, Jr.	1 year	2012
Allene B. Stevens	1 year	2012

2.  To vote upon such other business as may come before the meeting.

1Mr. Hoots resigned as a director effective April 28, 2011.
2Mr.Landry did not seek re-election as a director. He resigned his position as Vice President and Chief       Investment Officer of the Fund effective March 5, 2011.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2011 (Unaudited)

11.	SUPPLEMENTAL INFORMATION

Paul H. Broyhill, Chairman and Chief Executive Officer, M. Hunt Broyhill, President, Christopher R. Pavese, CFA, Chief Investment Officer, and Dan J. Wakin, Managing Director – Alternative Investments, are primarily responsible for the day-to-day management of the Company’s portfolio.  Mr. Paul Broyhill has had such responsibility since the inception of the Company.  Mr. Hunt Broyhill has had such responsibility since 2001.  Mr. Hunt Broyhill has been engaged in asset management for various institutions and high net worth individuals for more than five years.  Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005.  At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.  Mr. Wakin has had such responsibility since February 2006, and has served the Company in other capacities since 1995.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2011 (Unaudited)

The following table provides information about the directors and the officers of the Fund:

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

James T. Broyhill (83) 1930 Virginia Road Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005
Retired; Director of Shepherd Street Equity Fund (1998-2008); President of Old Clemmons School Properties, Inc. (1998-present); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U.S. Senate (1986); former member, U.S. House of Representatives (1963-1986)
Shepherd Street Equity Fund (1998-2008)

M. Hunt Broyhill (47) 1870 9th Street Court, NW Hickory, NC 28601	Director President Vice President	Since 2008 Since 2007 2001-2007
President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Affinity Fund, LLC (2008-present), Broyhill Asset Management, LLC and Broyhill Wakin General Partners, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); General Partner of CapitalSouth Partners Fund I, LP and Capital South Partners Fund II, LP (2000-present); General Partner of CapitalSouth Partners Fund III, LP (2007-present); Senior Managing Partner and Director of Flagship Capital Partners, LLC (2007-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present)
None

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2011 (Unaudited)

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

Paul H. Broyhill (87) 135 Claron Place, S.E. Lenoir, NC 28645	Director Chief Executive Officer Chairman	Since 1976 Since 2001 Since 1976
Director, Chairman  and Chief Executive Officer of the Fund; former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1989-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)
None

Jan E. Gordon (59) 3075 Rolling Woods Drive Palm Harbor, FL 34683	Director	Since 2001	Retired; former election assistant, Pinellas County, FL Supervisor of Elections (1992-2005)	None

Allene B. Stevens (89) 153 Hillhaven Place SE Lenoir, NC 28645	Director	Since 1983	Private Investor

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2011 (Unaudited)

Directors Who Are Not Interested Persons

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held by Director

R. Donald Farmer (64) 273 Leeward Point Loop Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None

Robert G. Fox, Jr. (61) 6525 Robin Hollow Drive Mint Hill, NC 28227	Director	Since 2008	Former President and Chief Banking Officer of NewDominion Bank (2005-April 2010); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)	None
Brent B. Kincaid (80) 2703 Lakeview Drive Lenoir, NC 28645	Director	Since 2005	Retired since 1998; former President and CEO of Broyhill Furniture Industries, Inc.	None

John S. Little (79) 4601 Gulf Shore Blvd. N. #18 Naples, FL 34103	Director	Since 2001	Retired; former Managing Director and Chief Executive, Associated Octel, London (1989-1995); former Senior Vice President of Corporate Technology, Great Lakes Chemical Corporation (1981-1989)	None

L. Glenn Orr, Jr. (71) 2735 Forest Drive Winston-Salem, NC 27104	Director	Since 1999	Managing Director, Orr Holdings, LLC, a private investment company (since 2009); Managing Director, The Orr Group, an investment banking firm (1995-2008)	Highwoods Properties, Inc. (1995-present); Medical Properties Trust (2005-present)

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2011 (Unaudited)

Other Executive Officers

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held by Officer

Boyd C. Wilson, Jr. (58) 646 Pleasant Hill Road Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2006
Vice President and Chief Financial Officer of the Fund since February 2006; Director (2007-present) and Executive Vice President of Broyhill Investments, Inc. (2005-present); Vice President of Broyhill Family Foundation, Inc. (2007-present); Treasurer of Broyhill Wakin General Partners, LLC (2008-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2006-present); Vice President – Finance & Administration of Kincaid Furniture Company, Incorporated (1990-2005)

Bank of Granite Corporation

Carol Frye (53) 210 Beall Street Lenoir, NC 28645	Secretary and Treasurer	Since 2001
Secretary and Treasurer of the Fund since 2001; Secretary and Treasurer of Broyhill Investments, Inc. (2000-present); Director (2001-present), Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-present); Secretary of Broyhill Wakin General Partners, LLC (1997-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-present)
None

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2011 (Unaudited)

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com;  and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q.  The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Six Months April 30, 2011 (Unaudited), Years Ended October 31, 2010, 2009, 2008, 2007, 2006, 2005, 2004, and 2003, Seven Month Period Ended October 31, 2002, and the Year Ended March 31, 2002

The following table presents financial information divided into three parts:  per share operating performance, total investment return and ratios and supplemental data for the six months ended April 30, 2011 (Unaudited), the years ended October 31, 2010, 2009, 2008, 2007, 2006, 2005, 2004, and 2003, the seven month period ended October 31, 2002, and the year ended March 31, 2002.  The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value.  The second part, total investment return, is based on the market price of the Company's shares of stock.  Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

	Six Months											Seven
	Ended											Months
	April 30,											Ended
PER SHARE OPERATING	2011											October 31,
PERFORMANCE	(Unaudited)		2010	2009	2008		2007	2006	2005	2004	2003	2002		2002

Net asset value, beginning of period	$22.41		$21.20	$20.79	$36.28		$33.55	$32.84	$30.94	$29.17	$25.46	$28.95		$29.44
Net investment income	0.29		0.46	0.48	0.73		0.78	1.06	0.88	0.82	0.95	0.59		1.13
Net gains (losses) on investments	1.01		1.70	1.65	(10.98)		4.25	2.43	2.48	2.08	3.76	(3.45)		(0.30)
Total from investment operations	1.30		2.16	2.13	(10.25)		5.03	3.49	3.36	2.90	4.71	(2.86)		0.83
Less distributions:
Dividends from net investment income	0.27		0.46	0.92	1.04		2.03	2.37	-	0.65	0.45	0.56		0.84
Distributions from capital gains	0.03		-	-	1.42		0.27	0.41	1.46	0.48	0.55	0.07		0.48
Distributions from retained earnings	0.20		0.49	0.80	-		-	-	-	-	-	-		-
P. B. Realty, Inc. Spin-off	-		-	-	2.78		-	-	-	-	-	-		-
Total distributions	0.50		0.95	1.72	5.24		2.30	2.78	1.46	1.13	1.00	0.63		1.32
Net asset value, end of period	$23.21		$22.41	$21.20	$20.79		$36.28	$33.55	$32.84	$30.94	$29.17	$25.46		$28.95

Per share market value, end of period1	$18.00		$18.00	$16.75	$26.00		$26.00	$26.00	$26.00	$26.00	$26.00	$26.00		$26.00

TOTAL INVESTMENT RETURN2	14.44	%*	12.00%	12.72%	(39.42	) %	19.35%	13.40%	12.95%	11.14%	18.12%	(18.85	)%*	3.20%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$114,508		$110,576	$104,603	$102,574		$178,975	$165,500	$162,027	$152,623	$143,910	$125,596		$142,811
Ratio of expenses to average net assets3	0.96	%*	1.11%	1.18%	1.02%		0.75%	0.73%	0.60%	0.73%	0.73%	0.71	%*	0.62%
Ratio of net investment income to average net assets3	2.54	%*	2.11%	2.40%	2.37%		2.26%	3.20%	2.77%	2.70%	3.52%	3.78	%*	3.91%
Portfolio turnover rate	20.75%		38.08%	69.62%	67.44%		51.23%	48.22%	57.54%	40.10%	52.51%	31.95%		67.18%

1 Unaudited - Based on stock trades, which are very limited, during that year.
2 Unaudited - Computed as follows:  income from investment operations divided by per share market value.
3 Average is computed on a quarterly basis.
* Annualized

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2011

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
OAKWOOD HOMES CORP	1,2,3	7.875%	3/1/2004	$1,000,000	$948,174	$-
LEHMAN BROTHERS HLDGS NIKKEI INDEX	1,2,3	0.000%	9/29/2008	3,000,000	3,000,000	-
LEHMAN BROTHERS HLDGS EAFE INDEX	1,2,3	0.000%	11/15/2008	1,000,000	1,000,000	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	1,2,3	0.000%	3/15/2011	2,500,000	2,500,000	-
AMKOR TECHNOLOGY		2.500%	5/15/2011	250,000	249,150	248,750
EASTMAN KODAK		7.250%	11/15/2013	250,000	238,178	246,250
FED REPUBLIC OF BRAZIL		12.500%	1/5/2016	1,466,706	1,657,640	1,909,511

TOTAL INVESTMENTS IN FIXED INCOME				$9,466,706	$9,593,142	$2,404,511	2.10%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2011

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
AMERICAN CENTY HIGH -YIELD INV	144,179.49	$900,000	$904,005
ARTIO GLOBAL HIGH INCOME FUND A	81,892.63	900,000	904,095
CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND	30,000.00	272,656	406,500
DOUBLELINE TOTAL RETURN BOND FUND N	18,148.82	200,000	199,819
FAIRHOLME FOCUSED INCOME FUND	23,518.34	250,000	265,757
FIDELITY US BOND INDEX	48,088.23	499,156	548,687
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	11,833.00	87,440	150,397
FRANKLIN TEMPLETON HARD CURRENCY	10,030.09	100,000	104,313
HARBOR COMMODITY REAL RETURN ST INSTL	63,484.72	516,122	562,475
HARBOR BOND FUND INSTITUTIONAL CL	37,052.73	462,048	457,231
ISHARES BARCLAYS 3-7 YR TREASURY BOND FUND	8,750.00	981,443	1,013,162
ISHARES IBOXX $ INVESTMENT GRAD CORP BOND FUND	7,500.00	792,634	828,525
JANUS TRITON FUND T SHARES	14,111.01	150,000	261,900
LOOMIS SAYLES BOND FUND INSTITUTIONAL SHARES	86,518.62	1,112,500	1,296,914
LOOMIS SAYLES GLOBAL BOND FUND	30,450.67	500,000	527,710
MANNING & NAPIER PRO BLEND CONSERVATIVE TERM S	9,745.13	130,000	130,000
METROPOLITAN WEST HIGH YIELD BOND M	81,818.18	900,000	900,818
METROPOLITAN WEST TOTAL RETURN	9,699.81	103,400	101,751
PAX WORLD HIGH YIELD BOND FUND INDIVIDUAL INV	114,181.03	900,000	903,172
PERMANENT PORTFOLIO	2,976.58	136,000	148,025
PIMCO COMMODITY REAL RETURN STRATEGY CLASS A	120,754.48	950,000	1,212,375
PIMCO CORPORATE INCOME FUND COM	12,500.00	153,357	216,875
PIMCO REAL RETURN INSTITUTIONAL SHARES	86,880.97	1,000,000	1,019,983
PIMCO REAL RETURN CLASS D	10,290.26	116,509	120,808
PIMCO GLOBAL ADVANTAGE STRATEGY BOND FUND INSTIT SHARES	42,955.33	500,000	499,141
PIMCO GLOBAL MULTI-ASSET FUND CLASS D	66,391.40	735,000	823,253
PIMCO TOTAL RETURN FUND INSTITUTIONAL SHARES	122,128.55	1,249,375	1,347,078
POWERSHARES PREFERRED	5,000.00	66,915	72,200
TCW TOTAL RETURN BOND I	20,100.50	200,000	199,799
TEMPLETON EMERGING MARKETS INCOME FUND	25,000.00	337,317	429,500
TEMPLETON GLOBAL INCOME FUND	60,000.00	538,362	657,000
THIRD AVENUE FOCUSED CREDIT FUND INVESTOR	22,789.43	250,000	265,953
VANGUARD INTERMEDIATE-TERM INVESTMENT-GRADE AD	137,375.29	1,150,552	1,368,258
WELLS FARGO ADVANTAGE HIGH INCOME INV	118,577.08	900,000	903,557
WISDOM TREE DREYFUS BRAZILIAN REAL	10,000.00	261,805	289,000
TOTAL BOND MUTUAL FUNDS		18,302,591	20,040,036	17.50%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2011

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
U.S. LARGE CAP EQUITIES
Large Cap Blend
FAIRHOLME FUND	13,766.52	500,000	476,459	0.42%

Large Cap Growth
TECHNOLOGY SELECT SECTOR SPDR	6,000.00	155,730	160,440	0.14%

Large Cap Value
FINANCIAL SELECT SECTOR SPDR	12,000.00	197,730	196,560	0.17%

TOTAL U.S. LARGE CAP EQUITIES		853,460	833,459	0.73%

INTERNATIONAL EQUITIES
Utilities
ISHARES S&P GLOBAL UTILITIES	8,000.00	363,027	384,640	0.34%

Foreign Large Blend
LONGLEAF PARTNERS FDS INTERNATIONAL	10,012.52	160,000	161,202
SPDR S&P INTERNATIONAL DIVIDEND	3,000.00	171,015	191,970
VANGUARD INTERNATIONAL GROWTH FUND ADMIRAL SHARES	2,728.76	150,000	183,864
VANGUARD TOTAL INTERNA STOCK INDEX INV SHARES	7,075.47	105,000	120,849
		586,015	657,885	0.57%

Foreign Large Growth
WISDOMTREE TRUST INDIA EARNINGS	12,000.00	289,619	298,800	0.26%

Foreign Large Value
ISHARES INC MSCI CANADA INDEX	10,000.00	202,749	337,000
OAKMARK INTERNATIONAL FUND I	10,063.26	175,000	210,221
THORNBURG INTERNATIONAL VALUE A	4,809.34	140,000	148,272
		517,749	695,493	0.61%

Diversified Emerging Markets
ISHARES TR MSCI EMERGING MARKETS INDEX	10,000.00	393,469	500,000
WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO	10,000.00	187,664	188,100
		581,133	688,100	0.60%

Diversified Asia Pacific
ISHARES MSCI PAC EX-JAPAN	10,000.00	297,900	505,600	0.44%

Japan Stock
WISDOMTREE TRUST JAPAN SMALLCAP DIVIDEND	2,500.00	94,526	107,600
WISDOMTREE JAPAN HEDGED EQUITY	2,500.00	83,714	91,875
		178,240	199,475	0.17%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2011

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS: (continued)
Asia Ex-Japan Stock
ISHARES INC MSCI HONG KONG INDEX		25,000.00	273,430	484,000
ISHARES INC MSCI SOUTH KOREA INDEX		5,000.00	294,430	344,850
ISHARES INC MSCI SINGAPORE INDEX		10,000.00	120,750	144,500
ISHARES INC MSCI TAIWAN INDEX		20,000.00	285,028	320,000
TEMPLETON DRAGON FD COM		11,000.00	318,691	346,500
			1,292,329	1,639,850	1.43%

Latin America Stock
ISHARES INC MSCI BRAZIL		6,000.00	294,472	466,320	0.41%

TOTAL INTERNATIONAL EQUITIES			4,400,484	5,536,163	4.83%

SPECIALTY FUNDS
Energy
US OIL FUND ETF	3	5,000.00	189,675	225,750	0.20%

Banks
SPDR KBW REGIONAL BANKING		10,000.00	272,219	267,400	0.23%

Diversified Financials
POWERSHARES FINANCIAL PREFERRED		20,000.00	363,538	365,800	0.32%

Pharmaceuticals & Biotechnology
ISHARES TR NASDAQ BIOTECHNOLOGY INDEX		1,500.00	135,832	161,175	0.14%

Utilities
REAVES UTILITY INCOME FUND		5,000.00	95,337	118,750
SECTOR SPDR TR SBI INT-UTILITIES		18,000.00	565,543	596,880
			660,880	715,630	0.62%

Large Cap Blend
POWERSHARES DIVIDEND ACHIEVERS		10,000.00	142,450	152,900
SOUND SHORE FUND		9,780.32	325,000	337,030
T. ROWE PRICE PERSONAL STRAT GROWTH		9,661.84	200,000	240,000
WISDOMTREE LARGECAP DIVIDEND		5,000.00	212,308	250,900
YACKTMAN FUND INC		17,062.49	280,000	309,172
			1,159,758	1,290,002	1.13%

Financial
FRANKLIN INCOME FUND ADVIS		119,047.62	250,000	272,619	0.24%

Natural Resources
SECTOR SPDR TR SBI INT-ENERGY		3,000.00	209,623	241,437	0.21%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2011

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS: (continued)
Precious Metals
ISHARES SILVER TRUST	3	25,000.00	344,625	1,172,000
MARKET VECTORS GOLD MINERS ETF		28,000.00	1,245,067	1,741,600
SPDR GOLD SHARES	3	10,000.00	969,550	1,523,700
			2,559,242	4,437,300	3.88%

Conservative Allocation
VANGUARD WELLESLEY INCOME INV		19,860.85	418,780	450,047	0.39%

Moderate Allocation
FPA FUNDS TR FPA CRESCENT		18,930.59	505,000	543,497
MERGER FD SH BEN INT		10,069.23	160,000	163,625
			665,000	707,122	0.62%

World Allocation
BLACKROCK GLOBAL ALLOCATION INV A		12,716.17	250,000	263,861
IVY ASSET STRATEGY FUND I		72,445.42	1,979,197	1,977,036
WELLS FARGO ADVANTAGE ASSET ALLOC ADM		40,816.33	500,000	522,857
			2,729,197	2,763,753	2.41%

TOTAL SPECIALTY FUNDS			9,613,744	11,898,036	10.39%

TOTAL STOCK MUTUAL FUNDS			14,867,688	18,267,658	15.95%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$33,170,279	$38,307,694	33.45%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2011

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
DEL MAR INDEX OPPORTUNITIES ONSHORE FUND	2	$1,500,000	$1,807,991
ELLIOTT ASSOCIATES LP	2	2,000,000	2,726,859
GREENLIGHT MASTERS QUALIFIED LP	2	2,500,000	2,623,914
LMC COMPASS FUND LP	2	1,500,000	2,062,897
RD LEGAL FUNDING PARTNERS LP	2	909,589	1,269,434
RIVERNORTH CAPITAL PARTNERS	2	2,000,000	1,620,323
STARK INVESTMENTS LP	2	608,669	1,853,019
STARK STRUCTURED FINANCE ONSHORE FUND	2	671,300	735,826
THE ECLECTICA FUND LP	2	1,000,000	858,117
WALNUT INVESTMENT PARTNERS	2	235,567	35,291
TOTAL LIMITED PARTNERSHIPS		12,925,125	15,593,671	13.62%

WARRANTS:
CREDIT SUISSE 24 MONTH COMMODITY CURRENCY BASKET	3	58,400	-
TOTAL WARRANTS		58,400	-	0.00%

TOTAL OTHER INVESTMENTS		$12,983,525	$15,593,671	13.62%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2011

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables & Apparel	10,000.00	GARMIN LTD ORD		$313,824	$342,300
	20,000.00	NINTENDO	3	676,450	595,800
				990,274	938,100	0.82%

Consumer Services	15,000.00	BRIDGEPOINT EDUCATION INC	3	233,763	263,250
	7,500.00	COMPANHIA DE BEBIDAS DAS A		197,325	244,350
	5,000.00	DEVRY INC		194,152	264,500
	10,000.00	ITT EDUCATIONAL SERVICES	3	546,822	717,400
				1,172,062	1,489,500	1.30%

Retailing	5,000.00	BEST BUY INC COM		173,475	156,100
	3,000.00	DOMINOS PIZZA INC COM		53,278	55,710
	1,500.00	PANERA BREAD CO CL A		158,138	181,665
				384,891	393,475	0.34%

Automobiles & Components	5,000.00	FORD MTR CO DEL COM		74,675	77,350
	8,000.00	VISTEON CORP COM		570,034	539,440
				644,709	616,790	0.54%

TOTAL CONSUMER DISCRETIONARY				3,191,936	3,437,865	3.00%

CONSUMER STAPLES
Food & Staples Retailing	10,000.00	CVS CAREMARK CORP COM		312,814	362,200
	7,500.00	FAMILY DLR STORES INC COM		384,343	406,575
	15,000.00	WAL MART STORES INC COM		750,223	824,700
				1,447,380	1,593,475	1.39%

Food, Beverage & Tobacco	12,500.00	ALTRIA GROUP INC		225,437	335,500
	9,400.00	DIAGEO P L C SPON ADR NEW		586,834	764,878
	5,000.00	GENERAL MLS INC COM		169,737	192,900
	200.00	HERSHEY CO COM		8,819	11,542
	5,000.00	KRAFT FOODS INC CL A		153,450	167,950
	8,000.00	LORILLARD INC		548,820	852,000
	10,000.00	NESTLE S A SPONSORED ADR		396,900	622,000
	15,000.00	PHILIP MORRIS INTL INC COM		627,562	1,041,600
	2,000.00	SMUCKER J M CO COM NEW		121,939	150,140
				2,839,498	4,138,510	3.61%

Household & Personal Products	3,000.00	PROCTER & GAMBLE CO COM		195,916	194,700	0.17%

TOTAL CONSUMER STAPLES				4,482,794	5,926,685	5.18%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2011

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
ENERGY	10,000.00	ATLANTIC POWER CORP.		142,030	151,800
	5,000.00	BP PRUDHOE BAY ROYALTY TRU		426,267	582,650
	3,000.00	BUCKEYE PARTNERS L P UNIT		146,923	195,180
	10,000.00	CONOCOPHILLIPS COM		521,465	788,900
	11,000.00	CPFL ENERGIA S A SPONSORED		590,654	972,840
	5,000.00	DOMINION RESOURCES BLACK W		80,175	62,450
	500.00	ENCANA CORP COM		13,161	16,765
	10,500.00	ENERGY TRANSFER EQUITY LP		249,388	482,685
	11,500.00	ENERGY TRANSFER PRTNRS LP		494,758	624,450
	5,000.00	ENSCO INTL		246,379	297,850
	16,440.00	ENTERPRISE PRODS PARTN COM		422,647	711,359
	6,004.00	EXXON MOBIL CORP COM		453,624	528,232
	7,000.00	KINDER MORGAN ENERGY UT LT		408,363	541,240
	191.00	KINDER MORGAN MANAGEMENT L	3	7,936	13,022
	103,326.00	KINDER MORGAN MGMT MGMT FR	3	4	-
	7,000.00	KNIGHTSBRIDGE TANKERS ORD		165,626	156,730
	15,000.00	LINN ENERGY LLC		270,792	605,700
	12,500.00	MARKWEST ENERGY PARTNERS L		159,043	637,375
	10,000.00	MLP & STRATEGIC EQUITY FUN		138,072	178,401
	4,000.00	NOBLE CORP NEW COMMON		142,412	172,040
	3,000.00	ONEOK PARTNERS LP		155,009	256,620
	5,000.00	PENN WEST ENERGY TRUST		90,857	128,050
	4,000.00	PETROLEO BRASILEIRO SA SPO		153,427	149,320
	5,000.00	PLAINS ALL AMERICAN PIPELN		245,274	321,200
	5,000.00	SEADRILL LIMITED SHS		178,115	178,250
	5,000.00	TARGA RESOURCES PARTNERS,		134,173	175,700
	8,000.00	TOTAL S A SPONSORED ADR		415,292	513,840
	9,000.00	TRANSMONTAIGNE PARTNERS LP		248,755	324,540
	3,000.00	TRANSOCEAN INC NEW SHS		209,037	218,250
	6,000.00	VALERO ENERGY CORP NEW COM		149,954	169,800
TOTAL ENERGY				7,059,612	10,155,239	8.87%

FINANCIALS
Banks	2,500.00	BANCO BRANDESCO SA		48,873	50,575
	5,659.00	CAPITOL FEDERAL FINANCIAL		63,335	64,003
				112,208	114,578	0.10%

Diversified Financials	3,000.00	BERKSHIRE HATHAWAY INC CL B	3	218,700	249,900
	10,000.00	GLADSTONE CAPITAL CORP		109,968	113,600
	2,500.00	NYSE EURONEXT		76,995	100,125
				405,663	463,625	0.40%

Financial	3,000.00	AMERICAN EXPRESS CO COM		132,042	147,240
	6,000.00	ANNALY CAPITAL MGMT INC		106,181	107,040
	12,000.00	ANWORTH MORTGAGE ASSET COM		81,060	86,160
	25,000.00	CHIMERA INVESTMENT CORP		101,125	101,250
	3,000.00	FIFTH ST FINANCE CORP COM		41,103	39,990
	2,000.00	IBERIABANK CORP		115,213	120,020
	20,000.00	PROSPECT CAPITAL CORP COM		241,426	242,200
				818,150	843,900	0.74%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2011

Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

Real Estate	3,000.00	HCP INC		111,792	118,860
	35,000.00	MEDICAL PPTYS TR INC COM		370,003	431,900
	10,000.00	PLUM CREEK TIMBER CO COM		413,472	430,900
	10,000.00	POTLATCH		361,095	386,600
	2,000.00	VENTAS INC		91,107	111,860
				1,347,469	1,480,120	1.29%

TOTAL FINANCIALS				2,683,490	2,902,223	2.53%

HEALTH CARE
Health Care Equipment & Services	3,000.00	AMEDISYS INC COM	3	97,930	99,960
	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	81,280
	10,000.00	CAREFUSION CORP	3	232,217	293,700
	50.00	LABORATORY CORP AMER HLDGS	3	3,536	4,824
	2,900.00	MEDTRONIC INC COM		156,441	121,075
	5,500.00	VARIAN MEDICAL SYSTEMS	3	215,449	386,100
				763,123	986,939	0.86%

Pharmaceuticals & Biotechnology	2,000.00	ABBOTT LABS COM		101,570	104,080
	5,500.00	AMGEN INC COM	3	293,069	312,675
	10,000.00	ASTRAZENECA PLC SPONS ADR		454,761	498,300
	15,000.00	BRISTOL MYERS SQUIBB COM		370,569	421,500
	6,000.00	CUBIST PHARMACEUTICALS	3	156,210	203,040
	10,000.00	GLAXOSMITHKLINE PLC SPONSO		306,136	436,600
	500.00	IMMUNOGEN INC COM	3	5,722	6,680
	12,500.00	JOHNSON & JOHNSON COM		772,602	821,500
	35,000.00	MERCK & CO INC COM		1,134,485	1,258,250
	52,500.00	PFIZER INC COM		947,379	1,100,925
	5,000.00	SANOFI AVENTIS SPONS ADR		178,574	197,600
	500.00	SEATTLE GENETICS INC COM	3	8,040	8,305
	2,500.00	TEVA PHARMACEUTICAL INDS ADR		125,712	114,325
				4,854,829	5,483,780	4.79%

TOTAL HEALTH CARE				5,617,952	6,470,719	5.65%

INDUSTRIALS
Capital Goods	3,000.00	EMBRAER SA ADR		99,154	97,440
	2,000.00	GENERAL DYNAMICS CORP COM		128,610	145,640
	2,000.00	GENERAL ELEC CO COM		39,685	40,900
	1,916.00	HUNTINGTON INGALLS	3	55,975	76,640
	11,500.00	NORTHROP GRUMMAN CORP		626,139	731,515
	2,000.00	RAYTHEON CO COM NEW		99,964	97,100
	1,500.00	SIEMENS A G SPONSORED ADR		185,953	218,910
	9,000.00	TEEKAY LNG PARTNERS LP		168,342	341,280
				1,403,822	1,749,425	1.53%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2011

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Commercial Services & Supplies	4,000.00	PAYCHEX INC		124,098	130,840
	500.00	STERICYCLE INC COM	3	38,882	45,640
	500.00	WASTE MANAGEMENT INC DEL COM		17,412	19,730
				180,392	196,210	0.17%

Transportation	2,000.00	NORFOLK SOUTHERN CORP COM		130,434	149,360	0.13%

TOTAL INDUSTRIALS				1,714,648	2,094,995	1.83%

INFORMATION TECHNOLOGY
Software & Services	28,500.00	MICROSOFT CORP COM		680,037	738,720
	6,000.00	ORACLE CORP COM		151,859	215,760
				831,896	954,480	0.83%

Technology Hardware & Equipment	400.00	APPLE COMPUTER INC COM	3	135,266	140,052
	2,000.00	CANON INC ADR		87,641	94,340
	24,700.00	CISCO SYS INC COM		511,139	432,744
	5,500.00	CORNING INC COM		126,431	115,170
	25,000.00	DELL INC	3	360,653	386,750
	1,300.00	INTERNATIONAL BUS MACH COM		182,478	221,754
	2,000.00	WESTERN DIGITAL CORP COM	3	69,270.00	79,600.00
				1,472,878	1,470,410	1.28%

Semiconductors & Semiconductor Equipment	2,500.00	AIXTRON SE		104,466	106,125
	1,000.00	FIRST SOLAR INC	3	151,892	139,570
	21,500.00	INTEL CORP COM		447,786	497,725
	4,000.00	XILINX INC COM		110,780	139,440
				814,924	882,860	0.77%

TOTAL INFORMATION TECHNOLOGY				3,119,698	3,307,750	2.89%

MATERIALS	3,000.00	ARCELOR MITTAL		108,016	111,210
	2,000.00	BUNGE LIMITED COM		137,990	150,880
	6,000.00	CAMECO CORP COM		187,554	176,880
	5,000.00	POSCO SPONSORED ADR		556,725	551,500
	2,000.00	SCHNITZER STL INDS CL A		132,880	124,140
TOTAL MATERIALS				1,123,164	1,114,610	0.97%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2011

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV SPO	104,382	114,400
	3,000.00	AT&T CORP COM	84,046	93,360
	20,000.00	BT GROUP	397,175	661,200
	15,000.00	CHINA MOBILE LIMITED ADR	743,112	691,350
	15,000.00	FRANCE TELECOM SPONSORED A	390,091	351,600
	10,720.00	FRONTIER COMMUNICATIONS CO	83,228	88,654
	1,000.00	MILLICOM INTL CELLULAR	96,275	108,340
	25,000.00	PARTNER COMMUNICATIONS	398,034	483,750
	25,500.00	SK TELECOM LTD SPONSORED A	438,343	483,990
	3,000.00	TELECOM ARGENTINA SA	78,209	68,460
	25,000.00	TELECOMUICA DE SAO PAULO S	562,338	677,750
	19,500.00	TELEFONICA S A SPONSORED A	419,506	525,720
	25,000.00	VODAFONE GROUP	558,724	728,000
TOTAL TELECOMMUNICATION SERVICES			4,353,463	5,076,574	4.43%

UTILITIES	2,000.00	AMERIGAS PARTNERS L P UNIT	79,520	96,160
	10,000.00	CLP HOLDINGS	75,321	82,265
	10,000.00	COMPANHIA ENERGETICA SP AD	174,849	208,700
	2,500.00	DTE ENERGY CORP COM	109,837	126,325
	32,500.00	DUKE ENERGY CORP COM	492,770	606,125
	2,500.00	ENERSIS	49,539	53,400
	2,500.00	NATIONAL GRID PLC SPON ADR	119,478	128,325
	2,500.00	ONEOK INC NEW COM	107,537	174,850
	5,000.00	PROGRESS ENERGY	222,425	237,250
	17,500.00	SOUTHERN CO COM	628,940	683,200
	5,000.00	TECO ENERGY INC COM	91,675	96,350
TOTAL UTILITIES			2,151,891	2,492,950	2.18%

TOTAL INVESTMENTS IN COMMON STOCKS			$35,498,648	$42,979,610	37.53%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2011

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
ISHARES BARCLAYS 20+ YEAR TREAS BOND CALL OPTION, $100 EXP 9/17/11	3	500	60,262	38,500
SEATTLE GENETICS INC CALL OPTION, $17.50 EXP 9/17/11	3	5	884	1,090
TOTAL CALL OPTIONS			61,146	39,590	0.03%

PUT OPTIONS:
ISHARES SILVER TRUST PUT OPTION, $40 EXP 7/16/11	3	250	38,599	35,750	0.03%

TOTAL INVESTMENTS IN CALL AND PUT OPTIONS			$99,745	$75,340	0.07%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2011

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
CITIGROUP CAPITAL XI		10,500.00	$245,745	$237,825
COMCAST CORP 7%		10,000.00	228,661	254,500
LEARNINGSTATION.COM	2,3	1,224,661.00	500,000	-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$974,406	$492,325	0.43%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded)(Unaudited)
April 30, 2011

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$14,865,299	$14,865,299	12.98%

TOTAL INVESTMENTS - MARKET VALUE			$114,718,450	100.18%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			(210,036)	-0.18%

TOTAL NET ASSETS			$114,508,414	100.00%

1 In default
2 Market value determined by the Fund's Board of Directors
3 Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
April 30, 2011

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

OPTIONS:
CALL OPTIONS:
AIXTRON SE CALL OPTION, $45 EXP 6/18/11	3	(15.00)	$(3,052)	$(900)
AMEDISYS CALL OPTION, $40 EXP 6/18/11	3	(30.00)	(4,004)	(660)
AMERICA MOVIL CALL OPTION, $60 EXP 8/20/11	3	(20.00)	(2,809)	(2,100)
AMERICAN EXPRESS CALL OPTION, $48 EXP 10/22/11	3	(30.00)	(5,864)	(10,530)
AMERISOURCEBERGEN CALL OPTION, $40 EXP 8/20/11	3	(20.00)	(2,269)	(4,500)
APPLE INC CALL OPTION, $355 EXP 7/16/11	3	(4.00)	(5,707)	(5,400)
BUNGE LTD CALL OPTION, $77.50 EXP 7/16/11	3	(20.00)	(2,669)	(2,900)
CAMECO CORP CALL OPTION, $35 EXP 6/18/11	3	(50.00)	(5,572)	(500)
CISCO SYSTEMS CALL OPTION, $23 EXP 7/16/11	3	(25.00)	(1,911)	(25)
CORNING INC CALL OPTION, $24 EXP 8/20/11	3	(30.00)	(1,844)	(750)
CUBIST PHARMACEUTICAL CALL OPTION, $26 EXP 5/21/11	3	(30.00)	(3,254)	(23,100)
DOMINOS PIZZA CALL OPTION, $20 EXP 9/17/11	3	(20.00)	(1,819)	(1,400)
ENSCO PLC CALL OPTION, $65 EXP 6/18/11	3	(20.00)	(2,469)	(1,300)
FIRST SOLAR CALL OPTION, $170 EXP 9/17/11	3	(10.00)	(10,084)	(3,950)
FORD MOTOR CO CALL OPTION, $18 EXP 9/17/11	3	(50.00)	(1,923)	(1,650)
GENERAL MILLS CALL OPTION, $40 EXP 7/16/11	3	(30.00)	(1,454)	(1,800)
ISHARES SILVER TRUST CALL OPTION, $50 EXP 7/16/11	3	(250.00)	(40,576)	(69,250)
LORILLARD INC CALL OPTION, $110 EXP 9/17/11	3	(30.00)	(5,528)	(11,400)
MILLICOM INTL CALL OPTION, $110 EXP. 7/16/11	3	(10.00)	(1,385)	(3,800)
MARKET VECTOR GOLD MINER CALL OPTION, $60 EXP 6/18/11	3	(30.00)	(7,753)	(12,300)
MARKET VECTOR GOLD MINER CALL OPTION, $62 EXP 5/21/11	3	(30.00)	(3,494)	(5,580)
MARKET VECTOR GOLD MINER CALL OPTION, $62 EXP 6/18/11	3	(20.00)	(3,509)	(5,860)
NATIONAL GRID PLC CALL OPTION, $50 EXP 6/18/11	3	(25.00)	(1,211)	(4,000)
NORFOLK SOUTHERN CALL OPTION, $70 EXP 6/18/11	3	(20.00)	(2,869)	(9,740)
NYSE EURONEXT CALL OPTION, $40 EXP 9/17/11	3	(25.00)	(3,461)	(4,500)
ORACLE CORP CALL OPTION, $35 EXP 9/17/11	3	(20.00)	(2,209)	(5,220)
PANERA BREAD CALL OPTION, $135 EXP 8/20/11	3	(10.00)	(4,614)	(2,700)
SCHNITZER STEEL CALL OPTION, $75 EXP 8/20/11	3	(20.00)	(5,239)	(1,200)
SIEMENS AG ADR CALL OPTION, $150 EXP 10/22/11	3	(15.00)	(7,397)	(12,900)
STERICYCLE INC CALL OPTION, $95 EXP 8/20/11	3	(5.00)	(1,210)	(1,700)
TELECOM ARGENTINA CALL OPTION, $30 EXP 7/16/11	3	(30.00)	(2,504)	(600)
TEVA PHARMACEUTICAL CALL OPTION, $57.50 EXP 9/17/11	3	(20.00)	(1,769)	(600)
TRANSOCEAN CALL OPTION, $80 EXP 5/21/11	3	(30.00)	(6,314)	(1,170)
VARIAN MEDICAL SYS CALL OPTION, $75 EXP 8/20/11	3	(30.00)	(4,304)	(3,600)
VISTEON CORP CALL OPTION $80 EXP 9/17/11	3	(30.00)	(11,313)	(1,650)
WESTERN DIGITAL CALL OPTION, $42 EXP 7/16/11	3	(20.00)	(3,327)	(2,700)
TOTAL CALL OPTIONS - LIABILITIES			(176,690)	(221,935)	-0.19%

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
April 30, 2011

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

OPTIONS:
PUT OPTIONS:
AMAZON COM INC PUT OPTION, $140 EXP 10/22/11	3	(20.00)	(14,269.00)	(4,080.00)
AMAZON PUT OPTION, $145 EXP 10/22/11	3	(20.00)	(21,779.00)	(5,380.00)
AMTECH SYSTEMS INC PUT OPTION, $17.50 EXP 11/19/11	3	(50.00)	(7,673.00)	(7,500.00)
AMTECH SYSTEMS INC PUT OPTION, $20 EXP 8/20/11	3	(10.00)	(1,584.00)	(1,500.00)
APPLE COMPUTER PUT OPTION, $290 EXP 10/22/11	3	(15.00)	(26,901.00)	(10,950.00)
APPLE COMPUTER PUT OPTION, $310 EXP 10/22/11	3	(5.00)	(9,435.00)	(5,800.00)
APPLE COMPUTER PUT OPTION, $325 EXP 10/22/11	3	(10.00)	(23,984.00)	(15,700.00)
BANCO BRADESCO PUT OPTION, $17.92 EXP 6/18/11	3	(100.00)	(9,095.00)	(1,800.00)
BEST BUY INC PUT OPTION, $25 EXP 1/21/12	3	(125.00)	(15,432.00)	(14,375.00)
BEST BUY PUT OPTION, $30 EXP 6/18/11	3	(125.00)	(16,432.00)	(10,875.00)
BUNGE LTD PUT OPTION, $60 EXP 7/16/11	3	(20.00)	(5,069.00)	(600.00)
CAMECO CORP PUT OPTION, $28 EXP 9/17/11	3	(30.00)	(6,404.00)	(5,700.00)
CISCO SYSTEMS PUT OPTION, $17 EXP 10/22/11	3	(250.00)	(20,113.00)	(27,000.00)
CIT GROUP INC PUT OPTION, $40 EXP 7/16/11	3	(100.00)	(21,745.00)	(9,000.00)
COMPANHIA DE BEBIDAS PUT OPTION, $25 EXP 7/16/11	3	(400.00)	(43,381.00)	(2,000.00)
CORNING INC PUT OPTION, $20 EXP 8/20/11	3	(75.00)	(6,509.00)	(6,675.00)
CVS CAREMARK PUT OPTION, $30 EXP 8/20/11	3	(100.00)	(13,345.00)	(3,200.00)
DELL COMPUTER PUT OPTION, $12 EXP 8/20/11	3	(50.00)	(2,923.00)	(650.00)
EBAY PUT OPTION, $25 EXP 7/16/11	3	(250.00)	(34,008.00)	(3,250.00)
ENSCO PUT OPTION, $47 EXP 6/18/11	3	(20.00)	(5,269.00)	(340.00)
FAMILY DOLLAR STORES PUT OPTION, $40 EXP 1/21/12	3	(50.00)	(15,422.00)	(750.00)
FIRST SOLAR PUT OPTION, $125 EXP 9/17/11	3	(10.00)	(8,284.00)	(8,200.00)
FIRST SOLAR PUT OPTION, $130 EXP 6/18/11	3	(10.00)	(7,384.00)	(5,000.00)
GARMIN LTD PUT OPTION, $25 EXP 7/16/11	3	(100.00)	(9,957.00)	(1,100.00)
GT SOLAR INTL PUT OPTION, $10 EXP 9/17/11	3	(50.00)	(6,298.00)	(5,000.00)
ISHARES JAPAN INDEX PUT OPTION, $8 EXP 1/21/12	3	(500.00)	(21,242.00)	(7,500.00)
ISHARES JAPAN INDEX PUT OPTION, $9 EXP 9/17/11	3	(500.00)	(31,217.00)	(7,500.00)
JOY GLOBAL PUT OPTION, $80 EXP 7/16/11	3	(30.00)	(13,903.00)	(2,340.00)
MILLICOM INTL PUT OPTION, $80 EXP 7/16/11	3	(30.00)	(10,133.00)	(600.00)
NAVIOS MARITIME PUT OPTION, $5 EXP 6/18/11	3	(500.00)	(24,227.00)	(7,500.00)
NAVIOS MARITIME PUT OPTION, $5 EXP 9/17/11	3	(500.00)	(32,332.00)	(22,500.00)
NETEASE COM PUT OPTION, $40 EXP 9/17/11	3	(15.00)	(3,755.00)	(2,250.00)
SIEMENS PUT OPTION, $100 EXP 7/16/11	3	(25.00)	(12,711.00)	(500.00)
VALE S A PUT OPTION, $31 EXP 9/17/11	3	(30.00)	(5,204.00)	(4,230.00)
VISTEON CORP PUT OPTION, $60 EXP 9/17/11	3	(50.00)	(12,673.00)	(8,750.00)
VISTEON CORP PUT OPTION, $65 EXP 9/17/11	3	(50.00)	(22,422.00)	(16,500.00)
WALTER ENERGY PUT OPTION, $90 EXP 9/17/11	3	(20.00)	(11,769.00)	(3,060.00)
WENDY'S/ARBY'S PUT OPTION, $4 EXP 8/20/11	3	(500.00)	(14,227.00)	(2,500.00)
TOTAL PUT OPTIONS - LIABILITIES			(568,510)	(242,155)	-0.21%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(745,200)	$(464,090)	-0.40%

Item. 2.  Code of Ethics.

N/A

Item 3.  Audit Committee Financial Expert.

N/A

Item 4.  Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8.  Portfolio Managers of Closed-End Investment Companies.

N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10.  Submission of Matters to a Vote of Security Holders.

N/A

Item 11.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940.  Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  N/A

(a)(2)  Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date:  June 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Paul H. Broyhill
Paul H. Broyhill
Chairman and Chief Executive Officer

Date:  June 14, 2011

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date:  June 14, 2011